Trade and other receivables - Summary of Loss Allowance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [line items]
At 1 January	£ (12,869)
Exchange adjustments	3	£ 3
Charge for the year	437	507	£ 501
At 31 December	(11,086)	(12,869)
Loss allowance-trade receivables | Trade receivables
Disclosure of trade and other receivables [line items]
At 1 January	85	91
Exchange adjustments	(2)	(6)
Charge for the year	34	11
Transfer to assets held for sale	(1)	0
Subsequent recoveries of amounts provided for	(12)	(9)
Utilised	(5)	(2)
At 31 December	£ 99	£ 85	£ 91